Annual Fund Operating Expenses - Goldman Sachs Financial Square Government Fund - SEI Class Shares	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.02%	[1]
Expenses (as a percentage of Assets)	0.18%

[1]	The “Other Expenses” for SEI Class Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.